Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consist of the following:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Advance payments to Zeiss	99,415	70,257
Prepaid expenses	100,077	64,708
Derivative financial instruments	40,843	50,097
VAT	67,381	25,215
Other receivables	28,705	35,728

Other current assets	336,421	246,005

Other Non-current Assets

Other non-current assets consist of the following:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Advance payments to Zeiss	224,123	183,025
Derivative financial instruments	30,777	101,651
Compensation plan assets[1]	20,174	12,080
Prepaid expenses	10,950	4,462
Subordinated loan granted to lessor in respect of Veldhoven headquarters[2]	5,445	5,445
Other	7,090	4,875

Other non-current assets	298,559	311,538

1	For further details on compensation plan assets see Note 18.
2	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.